Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Due from related parties	$ 590	$ 1,322
Liabilities
Due to related parties	4,017	1,649
Oceanbulk Maritime and its affiliates (d)
Assets
Due from related parties	327	85
Interchart (a)
Assets
Due from related parties	11	0
AOM (l)
Assets
Due from related parties	195	0
Starocean (j)
Assets
Due from related parties	41	65
Sellers of the Augustea Vessels (f)
Assets
Due from related parties	0	867
Songa Shipmanagement Ltd. (g)
Assets
Due from related parties	0	305
Product Shipping & Trading S.A.
Assets
Due from related parties	16	0
Management and Directors Fees (b)
Liabilities
Due to related parties	246	236
Sydelle (h), (i)
Liabilities
Due to related parties	19	302
Augustea Technoservices Ltd. (f)
Liabilities
Due to related parties	2,879	1,111
Coromel Maritime Limited (m)
Liabilities
Due to related parties	$ 873	$ 0